Federated Hermes Kaufmann Fund II
Portfolio of Investments
September 30, 2022 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—82.7%
		Communication Services—1.0%
2,000	[1]	Take-Two Interactive Software, Inc.	$ 218,000
29,633	[1]	ZoomInfo Technologies, Inc.	1,234,511
		TOTAL	1,452,511
		Consumer Discretionary—6.2%
8,250	[1]	Airbnb, Inc.	866,580
2,640	[1]	Alibaba Group Holding Ltd., ADR	211,174
11,900	[1]	Amazon.com, Inc.	1,344,700
466	[1]	Chipotle Mexican Grill, Inc.	700,286
4,425		Choice Hotels International, Inc.	484,626
1,332	[1]	Etsy, Inc.	133,373
8,400	[1]	Floor & Decor Holdings, Inc.	590,184
700		Home Depot, Inc.	193,158
1,332	[1]	Las Vegas Sands Corp.	49,977
1,663	[1]	Lululemon Athletica, Inc.	464,908
262	[1]	Mercadolibre, Inc.	216,878
7,090		Moncler SPA	291,114
527,865		NagaCorp Ltd.	346,501
11,800	[1]	Planet Fitness, Inc.	680,388
39,800	[1,2]	Sportradar Group AG	350,240
261		Vail Resorts, Inc.	56,282
13,300		Wingstop, Inc.	1,668,086
5,790	[1]	YETI Holdings, Inc.	165,131
		TOTAL	8,813,586
		Consumer Staples—1.7%
910		Costco Wholesale Corp.	429,766
1,147		Estee Lauder Cos., Inc., Class A	247,637
16,300		Philip Morris International, Inc.	1,353,063
26,700	[1]	The Duckhorn Portfolio, Inc.	385,281
		TOTAL	2,415,747
		Energy—4.7%
13,400		Cheniere Energy, Inc.	2,223,194
69,300	[2]	New Fortress Energy, Inc.	3,029,103
6,570		Pioneer Natural Resources, Inc.	1,422,602
		TOTAL	6,674,899
		Financials—8.3%
35,500		Apollo Global Management, Inc.	1,650,750
2,395		BlackRock, Inc.	1,317,920
275,000	[1]	Blue Owl Capital, Inc.	2,538,250
62,400		FinecoBank Banca Fineco SPA	766,964
14,200	[1]	Hamilton Lane Alliance Holdings I, Inc.	140,438
20,700		Hamilton Lane, Inc.	1,233,927
35,600		KKR & Co., Inc., Class Common	1,530,800
250	[1]	Markel Corp.	271,055
2,400		MSCI, Inc., Class A	1,012,296
4,451		S&P Global, Inc.	1,359,113
		TOTAL	11,821,513
		Health Care—38.4%
4,600		Abbott Laboratories	445,096
56,475	[1,2]	Akouos, Inc.	381,771

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
38,900	[1]	Albireo Pharma, Inc.	$ 753,104
66,400	[1]	Alector, Inc.	628,144
33,480	[1]	Amphastar Pharmaceuticals, Inc.	940,788
19,901	[1]	Amylyx Pharmaceuticals, Inc.	560,213
33,186	[1,2]	AnaptysBio, Inc.	846,575
57,800	[1]	Annexon, Inc.	357,204
4,600	[1]	Apellis Pharmaceuticals, Inc.	314,180
57,900	[1,2]	Arcturus Therapeutics Holdings, Inc.	858,078
22,510	[1]	Argenx SE	8,044,174
57,250	[1]	aTyr Pharma, Inc.	171,750
33,000	[1,2]	Avidity Biosciences LLC	538,890
8,836	[1]	Catalent, Inc.	639,373
7,000	[1]	Century Therapeutics, Inc.	69,230
7,369	[1]	Century Therapeutics, Inc.	72,879
13,352	[1]	Cerevel Therapeutics Holdings	377,328
150,800	[1]	Corcept Therapeutics, Inc.	3,866,512
5,758	[1,2]	CRISPR Therapeutics AG	376,285
14,500		Danaher Corp.	3,745,205
32,100	[1]	Dexcom, Inc.	2,585,334
194,638	[1]	Dynavax Technologies Corp.	2,032,021
7,100	[1]	Edwards Lifesciences Corp.	586,673
1,000		Eli Lilly & Co.	323,350
3,200	[1]	Fate Therapeutics, Inc.	71,712
14,100	[1]	Fusion Pharmaceuticals, Inc.	42,441
7,700	[1]	Galapagos NV	329,482
38,348	[1,2]	Gamida Cell Ltd.	60,973
3,750	[1]	Genmab A/S	1,208,771
14,700	[1]	Genmab A/S, ADR	472,311
16,098	[1]	Gossamer Bio, Inc.	192,854
18,728	[1]	Gracell Biotechnologies, Inc., ADR	60,304
8,060	[1,2]	Graphite Bio, Inc.	25,550
600	[1]	Guardant Health, Inc.	32,298
33,791	[1]	IDEAYA Biosciences, Inc.	504,162
1,150	[1]	IDEXX Laboratories, Inc.	374,670
2,800	[1]	Illumina, Inc.	534,212
10,000	[1,3]	Immatics N.V.	100,000
6,133	[1]	Insulet Corp.	1,406,910
15,100	[1]	Intellia Therapeutics, Inc.	844,996
1,800	[1]	Intuitive Surgical, Inc.	337,392
4,307	[1,4]	Laronde, Inc.	93,397
33,800	[1]	Legend Biotech Corp., ADR	1,379,040
13,200	[1,2]	Lyell Immunopharma, Inc.	96,756
45,000	[1,2]	Merus NV	901,350
17,225	[1]	Minerva Neurosciences, Inc.	158,987
1,448	[1]	Mirati Therapeutics, Inc.	101,128
5,200	[1]	Morphic Holding, Inc.	147,160
800	[1]	Natera, Inc.	35,056
14,887	[1]	Orchard Therapeutics PLC	7,444
195,900	[1]	Orchard Therapeutics PLC, ADR	97,950
6,500	[1]	Privia Health Group, Inc.	221,390
35,326	[1]	Regulus Therapeutics, Inc.	60,054
5,350	[1]	Repligen Corp.	1,001,038
84,174	[1]	Rezolute, Inc.	230,637
123,866	[1,2]	Rhythm Pharmaceuticals, Inc.	3,034,717

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
10,600	[1]	Sarepta Therapeutics, Inc.	$ 1,171,724
40,914	[1]	Scynexis, Inc.	98,194
339,238	[1]	Seres Therapeutics, Inc.	2,177,908
1,600		Stryker Corp.	324,064
2,634	[1]	Surgery Partners, Inc.	61,636
12,328	[1]	Tandem Diabetes Care, Inc.	589,895
44,500	[1]	Ultragenyx Pharmaceutical, Inc.	1,842,745
14,900	[1]	Veeva Systems, Inc.	2,456,712
25,600	[1,2]	Verve Therapeutics, Inc.	879,360
248,000	[1]	Zai Lab Ltd.	859,847
14,800	[1,2]	Zentalis Pharmaceuticals, LLC	320,568
		TOTAL	54,461,952
		Industrials—4.5%
40,700	[1]	CoStar Group, Inc.	2,834,755
2,247	[1]	Generac Holdings, Inc.	400,281
9,975		HEICO Corp.	1,436,200
17,326	[1]	Mercury Systems, Inc.	703,436
3,700		Trane Technologies PLC	535,797
6,534	[1]	Trex Co., Inc.	287,104
13,500	[1]	Upwork, Inc.	183,870
		TOTAL	6,381,443
		Information Technology—6.1%
1,000	[1]	Adobe, Inc.	275,200
10,300	[1]	Advanced Micro Devices, Inc.	652,608
1,250	[1]	Ansys, Inc.	277,125
6,000	[1]	Coupa Software, Inc.	352,800
51,958	[1,2]	GDS Holdings Ltd., ADR	917,578
200	[1]	Keysight Technologies, Inc.	31,472
17,000		Marvell Technology, Inc.	729,470
8,100	[1]	Q2 Holdings, Inc.	260,820
7,570	[1]	Radware Ltd.	164,950
7,506	[1]	Rapid7, Inc.	322,008
2,210	[1]	Salesforce, Inc.	317,886
2,237	[1]	ServiceNow, Inc.	844,714
18,000	[1]	Shopify, Inc.	484,920
4,989	[1]	Splunk, Inc.	375,173
5,630	[1]	Tyler Technologies, Inc.	1,956,425
23,700	[1]	WM Technology, Inc.	38,157
4,405	[1]	Workday, Inc.	670,529
		TOTAL	8,671,835
		Materials—4.7%
33,947		Agnico Eagle Mines Ltd.	1,433,582
2,900		Albemarle Corp.	766,876
54,400		Barrick Gold Corp.	843,200
32,597		Newmont Corp.	1,370,052
8,100		Sherwin-Williams Co.	1,658,475
6,700		Westlake Corp.	582,096
		TOTAL	6,654,281
		Real Estate—5.3%
20,500		Americold Realty Trust, Inc.	504,300
8,850		Crown Castle, Inc.	1,279,268
23,886		Easterly Government Properties, Inc.	376,682
10,309		National Storage Affiliates Trust	428,648
50,900		Physicians Realty Trust	765,536

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
12,647		ProLogis Inc.	$ 1,284,935
7,100		Ryman Hospitality Properties	522,489
20,000		STAG Industrial, Inc.	568,600
3,396		Sun Communities, Inc.	459,581
44,400		VICI Properties, Inc.	1,325,340
		TOTAL	7,515,379
		Utilities—1.8%
4,300		Dominion Energy, Inc.	297,173
3,700		Duke Energy Corp.	344,174
23,667		NextEra Energy, Inc.	1,855,729
		TOTAL	2,497,076
		TOTAL COMMON STOCKS (IDENTIFIED COST $85,141,144)	117,360,222
		U.S. TREASURIES—1.6%
		U.S. Treasury Notes—1.6%
$ 293,000		United States Treasury Note, 2.750%, 8/15/2032	267,866
2,175,000		United States Treasury Note, 2.875%, 5/15/2032	2,011,195
		TOTAL U.S. TREASURIES (IDENTIFIED COST $2,448,380)	2,279,061
		PREFERRED STOCKS—0.2%
		Health Care—0.2%
53,840	[4]	CeQur SA	278,708
32,229		Regulus Therapeutics, Inc.	54,789
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $409,029)	333,497
		WARRANTS—0.2%
		Health Care—0.2%
21,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2023	45
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	1,011
5,696	[1]	Rezolute, Inc., Warrants, Expiration Date 10/8/2027	6,514
1,400	[1]	Rezolute, Inc., Warrants, Expiration Date 1/1/2099	3,836
44,952	[1]	Rezolute, Inc., Warrants, Expiration Date 12/31/2099	123,169
2,520	[1]	Scynexis, Inc., Warrants, Expiration Date 3/8/2023	0
26,500	[1]	Scynexis, Inc., Warrants, Expiration Date 5/21/2024	4,934
644	[1]	Scynexis, Inc., Warrants, Expiration Date 4/26/2029	969
53,000	[1]	Scynexis, Inc., Warrants, Expiration Date 1/1/2099	127,200
		TOTAL WARRANTS (IDENTIFIED COST $511,056)	267,678
		REPURCHASE AGREEMENTS—16.8%
$21,519,000		Interest in $1,865,000,000 joint repurchase agreement 3.05%, dated 9/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,865,474,021 on 10/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,902,783,501.	21,519,000
2,279,623		Interest in $1,865,000,000 joint repurchase agreement 3.05%, dated 9/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,865,474,021 on 10/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,902,783,501. (purchased with proceeds from securities lending collateral)	2,279,623
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $23,798,623)	23,798,623
		TOTAL INVESTMENT IN SECURITIES—101.5% (IDENTIFIED COST $112,308,232)	144,039,081
		OTHER ASSETS AND LIABILITIES - NET—(1.5)%[5]	(2,166,824)
		TOTAL NET ASSETS—100%	$141,872,257

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended September 30, 2022, were as follows:
Affiliated	Value as of 12/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 9/30/2022	Shares Held as of 9/30/2022	Dividend Income*
Health Care:
Akouos, Inc.	$269,238	$86,039	$—	$26,494	$—	$381,771	56,475	$—
Albireo Pharma, Inc.	$805,834	$102,642	$—	$(155,372)	$—	$753,104	38,900	$—
Alector, Inc.	$1,355,239	$95,497	$(66,388)	$(678,899)	$(77,305)	$628,144	66,400	$—
Amphastar Pharmaceuticals, Inc.	$768,570	$123,361	$(98,840)	$104,837	$42,860	$940,788	33,480	$—
AnaptysBio, Inc.	$522,779	$416,261	$—	$(92,465)	$—	$846,575	33,186	$—
Annexon, Inc.	$294,144	$246,402	$—	$(183,342)	$—	$357,204	57,800	$—
Arcturus Therapeutics Holdings, Inc.	$1,772,261	$199,449	$—	$(1,113,632)	$—	$858,078	57,900	$—
aTyr Pharma, Inc.	$427,658	$—	$—	$(255,908)	$—	$171,750	57,250	$—
Corcept Therapeutics, Inc.	$2,261,754	$915,056	$—	$689,702	$—	$3,866,512	150,800	$—
Dynavax Technologies Corp.	$2,924,281	$392,667	$(586,426)	$(595,022)	$(103,479)	$2,032,021	194,638	$—
Fusion Pharmaceuticals, Inc.	$—	$108,687	$—	$(66,246)	$—	$42,441	14,100	$—
IDEAYA Biosciences, Inc.	$562,419	$105,000	$—	$(163,257)	$—	$504,162	33,791	$—
Merus NV	$1,326,060	$118,575	$(32,049)	$(497,893)	$(13,343)	$901,350	45,000	$—
Minerva Neurosciences, Inc.	$110,378	$—	$—	$48,609	$—	$158,987	17,225	$—
Orchard Therapeutics PLC	$19,651	$—	$—	$(12,207)	$—	$7,444	14,887	$—
Orchard Therapeutics PLC, ADR	$229,775	$10,305	$—	$(142,130)	$—	$97,950	195,900	$—
Regulus Therapeutics, Inc.	$101,521	$—	$—	$(46,732)	$—	$54,789	32,229	$—
Regulus Therapeutics, Inc.	$111,279	$—	$—	$(51,225)	$—	$60,054	35,326	$—
Rezolute, Inc.	$187,481	$170,818	$—	$(127,662)	$—	$230,637	84,174	$—
Rezolute, Inc., Warrants, Expiration Date 10/8/ 2027	$18,278	$—	$—	$(11,764)	$—	$6,514	5,696	$—
Rezolute, Inc., Warrants, Expiration Date 1/1/ 2099	$6,692	$—	$—	$(2,856)	$—	$3,836	1,400	$—
Rezolute, Inc., Warrants, Expiration Date 12/31/ 2099	$—	$170,773	$—	$(47,604)	$—	$123,169	44,952	$—
Rhythm Pharmaceuticals, Inc.	$351,765	$1,213,629	$(46,648)	$1,643,222	$(127,251)	$3,034,717	123,866	$—
Scynexis, Inc.	$245,647	$1,932	$—	$(149,385)	$—	$98,194	40,914	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/2023	$648	$—	$—	$(648)	$—	$—	2,520	$—
Scynexis, Inc., Warrants, Expiration Date 5/21/ 2024	$57,375	$—	$—	$(52,441)	$—	$4,934	26,500	$—
Scynexis, Inc., Warrants, Expiration Date 4/26/ 2029	$—	$—	$—	$969	$—	$969	644	$—
Scynexis, Inc., Warrants, Expiration Date 1/1/2099	$323,300	$—	$—	$(196,100)	$—	$127,200	53,000	$—
Seres Therapeutics, Inc.	$1,303,645	$619,154	$(20,427)	$300,213	$(24,677)	$2,177,908	339,238	$—
Ultragenyx Pharmaceutical, Inc.	$3,666,324	$251,891	$(267,487)	$(1,881,646)	$73,663	$1,842,745	44,500	$—
Affiliated issuers no longer in the portfolio at period end	$4,164,840	$929,577	$(2,027,249)	$592,871	$(2,918,727)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$24,188,836	$6,277,715	$(3,145,514)	$(3,117,519)	$(3,148,259)	$20,313,947	1,902,691	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$2,254,048	$2,279,623

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2022, these restricted securities amounted to $100,000, which represented 0.1% of total net assets.

Security	Acquisition Date	Cost	Value
Immatics N.V.	6/30/2020	$100,000	$100,000

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$97,087,877	$—	$93,397	$97,181,274
International	8,332,095	11,846,853	—	20,178,948
Preferred Stocks
International	—	—	278,708	278,708
Domestic	54,789	—	—	54,789
Debt Securities:
U.S. Treasuries	—	2,279,061	—	2,279,061
Warrants	127,005	140,673	—	267,678
Repurchase Agreements	—	23,798,623	—	23,798,623
TOTAL SECURITIES	$105,601,766	$38,065,210	$372,105	$144,039,081

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt